UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2017 - 06/30/2018

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME FUND

The Fairholme Fund Proxy Voting Record

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	24-Apr-2018

ISIN	US81752R1005	Agenda	934742304 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.1	Election of Class III trustee: Edward S. Lampert	Management	Abstain	Against

1.2	Election of Class III trustee: John T. McClain	Management	Abstain	Against

2.	The ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2018.	Management	Abstain	Against

3.	An advisory, non-binding resolution to approve Seritage Growth Properties’ executive compensation program for our named executive officers.	Management	Abstain	Against

VISTRA ENERGY CORP

Security	92840M102	Meeting Type	Annual

Ticker Symbol	VST	Meeting Date	01-May-2018

ISIN	US92840M1027	Agenda	934774200 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 Hilary E. Ackermann		For	For

	2 Brian K. Ferraioli		For	For

	3 Jeff D. Hunter		For	For

	4 Brian K. Ferraioli		For	For

	5 Jeff D. Hunter		For	For

3.	Approve, on an advisory basis, named executive officer compensation.	Management	For	For

4.	Approve, on an advisory basis, the frequency of future advisory votes on named executive officer compensation.	Management	1 Year	For

5.	Ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2018.	Management	For	For

SEARS HOLDINGS CORPORATION

Security	812350106	Meeting Type	Annual

Ticker Symbol	SHLD	Meeting Date	09-May-2018

ISIN	US8123501061	Agenda	934756238 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 Paul G. DePodesta		Withheld	Against

	2 Kunal S. Kamlani		Withheld	Against

	3 William C. Kunkler, III		Withheld	Against

	4 Edward S. Lampert		Withheld	Against

	5 Ann N. Reese		Withheld	Against

	6 Thomas J. Tisch		Withheld	Against

2.	Advisory vote to approve the compensation of our named executive officers.	Management	Abstain	Against

3.	Ratify the appointment by the Audit Committee of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for fiscal year 2018.	Management	Abstain	Against

4.	Stockholder proposal regarding an independent Chair of the Board of Directors.	Shareholder	Abstain	Against

IMPERIAL METALS CORPORATION

Security	452892102	Meeting Type	Annual General Meeting

Ticker Symbol	IPMLF	Meeting Date	22-May-2018

ISIN	CA4528921022	Agenda	934790115 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1	To set the number of Directors at seven.	Management	For	For

2	DIRECTOR	Management

	1 Pierre Lebel		For	For

	2 J. Brian Kynoch		For	For

	3 Larry G. Moeller		For	For

	4 Theodore W. Muraro		For	For

	5 Janine North		For	For

	6 James Patrick Veitch		For	For

	7 Edward A. Yurkowski		For	For

3	Appointment of Deloitte LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For

THE ST. JOE COMPANY

Security	790148100	Meeting Type	Annual

Ticker Symbol	JOE	Meeting Date	23-May-2018

ISIN	US7901481009	Agenda	934779363 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1a.	Election of Director: Cesar L. Alvarez	Management	For	For

1b.	Election of Director: Bruce R. Berkowitz	Management	For	For

1c.	Election of Director: Howard S. Frank	Management	For	For

1d.	Election of Director: Jorge L. Gonzalez	Management	For	For

1e.	Election of Director: James S. Hunt	Management	For	For

1f.	Election of Director: Thomas P. Murphy, Jr.	Management	For	For

2.	Ratification of the appointment of Grant Thornton LLP as our independent registered public accounting firm for the 2018 fiscal year.	Management	For	For

3.	Approval, on an advisory basis, of the compensation of our named executive officers.	Management	For	For

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2017 - 06/30/2018

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME FOCUSED INCOME FUND

The Fairholme Focused Income Fund Proxy Voting Record

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	24-Apr-2018

ISIN	US81752R1005	Agenda	934742304 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.1	Election of Class III trustee: Edward S. Lampert	Management	Abstain	Against

1.2	Election of Class III trustee: John T. McClain	Management	Abstain	Against

2.	The ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2018.	Management	Abstain	Against

3.	An advisory, non-binding resolution to approve Seritage Growth Properties’ executive compensation program for our named executive officers.	Management	Abstain	Against

AT&T INC.

Security	00206R102	Meeting Type	Annual

Ticker Symbol	T	Meeting Date	27-Apr-2018

ISIN	US00206R1023	Agenda	934736236 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	Election of Director: Randall L. Stephenson	Management	For	For

1B.	Election of Director: Samuel A. Di Piazza, Jr.	Management	For	For

1C.	Election of Director: Richard W. Fisher	Management	For	For

1D.	Election of Director: Scott T. Ford	Management	For	For

1E.	Election of Director: Glenn H. Hutchins	Management	For	For

1F.	Election of Director: William E. Kennard	Management	For	For

1G.	Election of Director: Michael B. McCallister	Management	For	For

1H.	Election of Director: Beth E. Mooney	Management	For	For

1I.	Election of Director: Joyce M. Roche	Management	For	For

1J.	Election of Director: Matthew K. Rose	Management	For	For

1K.	Election of Director: Cynthia B. Taylor	Management	For	For

1L.	Election of Director: Laura D’Andrea Tyson	Management	For	For

1M.	Election of Director: Geoffrey Y. Yang	Management	For	For

2.	Ratification of appointment of independent auditors.	Management	For	For

3.	Advisory approval of executive compensation.	Management	For	For

4.	Approve Stock Purchase and Deferral Plan.	Management	For	For

5.	Approve 2018 Incentive Plan.	Management	For	For

6.	Prepare lobbying report.	Shareholder	Against	For

7.	Modify proxy access requirements.	Shareholder	Against	For

8.	Independent Chair.	Shareholder	Against	For

9.	Reduce vote required for written consent.	Shareholder	Against	For

CLIPPER REALTY INC.

Security	18885T306	Meeting Type	Annual

Ticker Symbol	CLPR	Meeting Date	12-Jun-2018

ISIN	US18885T3068	Agenda	934807213 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	Election of Director: David Bistricer	Management	For	For

1B.	Election of Director: Sam Levinson	Management	For	For

1C.	Election of Director: Howard M. Lorber	Management	For	For

1D.	Election of Director: Robert J. Ivanhoe	Management	For	For

1E.	Election of Director: Roberto A. Verrone	Management	For	For

1F.	Election of Director: Harmon S. Spolan	Management	For	For

1G.	Election of Director: Richard N. Burger	Management	For	For

2.	The ratification of the appointment of BDO USA LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2018.	Management	For	For

3.	To act upon such other business as may properly come before the meeting or any adjournment thereof.	Management	For	For

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2017 - 06/30/2018

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME ALLOCATION FUND

The Fairholme Allocation Fund Proxy Voting Record

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	24-Apr-2018

ISIN	US81752R1005	Agenda	934742304 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.1	Election of Class III trustee: Edward S. Lampert	Management	Abstain	Against

1.2	Election of Class III trustee: John T. McClain	Management	Abstain	Against

2.	The ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2018.	Management	Abstain	Against

3.	An advisory, non-binding resolution to approve Seritage Growth Properties’ executive compensation program for our named executive officers.	Management	Abstain	Against

VISTRA ENERGY CORP

Security	92840M102	Meeting Type	Annual

Ticker Symbol	VST	Meeting Date	01-May-2018

ISIN	US92840M1027	Agenda	934774200 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 Hilary E. Ackermann		For	For

	2 Brian K. Ferraioli		For	For

	3 Jeff D. Hunter		For	For

	4 Brian K. Ferraioli		For	For

	5 Jeff D. Hunter		For	For

3.	Approve, on an advisory basis, named executive officer compensation.	Management	For	For

4.	Approve, on an advisory basis, the frequency of future advisory votes on named executive officer compensation.	Management	1 Year	For

5.	Ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2018.	Management	For	For

SEARS HOLDINGS CORPORATION

Security	812350106	Meeting Type	Annual

Ticker Symbol	SHLD	Meeting Date	09-May-2018

ISIN	US8123501061	Agenda	934756238 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 Paul G. DePodesta		Withheld	Against

	2 Kunal S. Kamlani		Withheld	Against

	3 William C. Kunkler, III		Withheld	Against

	4 Edward S. Lampert		Withheld	Against

	5 Ann N. Reese		Withheld	Against

	6 Thomas J. Tisch		Withheld	Against

2.	Advisory vote to approve the compensation of our named executive officers.	Management	Abstain	Against

3.	Ratify the appointment by the Audit Committee of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for fiscal year 2018.	Management	Abstain	Against

4.	Stockholder proposal regarding an independent Chair of the Board of Directors.	Shareholder	Abstain	Against

IMPERIAL METALS CORPORATION

Security	452892102	Meeting Type	Annual General Meeting

Ticker Symbol	IPMLF	Meeting Date	22-May-2018

ISIN	CA4528921022	Agenda	934790115 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1	To set the number of Directors at seven.	Management	For	For

2	DIRECTOR	Management

	1 Pierre Lebel		For	For

	2 J. Brian Kynoch		For	For

	3 Larry G. Moeller		For	For

	4 Theodore W. Muraro		For	For

	5 Janine North		For	For

	6 James Patrick Veitch		For	For

	7 Edward A. Yurkowski		For	For

3	Appointment of Deloitte LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For

THE ST. JOE COMPANY

Security	790148100	Meeting Type	Annual

Ticker Symbol	JOE	Meeting Date	23-May-2018

ISIN	US7901481009	Agenda	934779363 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1a.	Election of Director: Cesar L. Alvarez	Management	For	For

1b.	Election of Director: Bruce R. Berkowitz	Management	For	For

1c.	Election of Director: Howard S. Frank	Management	For	For

1d.	Election of Director: Jorge L. Gonzalez	Management	For	For

1e.	Election of Director: James S. Hunt	Management	For	For

1f.	Election of Director: Thomas P. Murphy, Jr.	Management	For	For

2.	Ratification of the appointment of Grant Thornton LLP as our independent registered public accounting firm for the 2018 fiscal year.	Management	For	For

3.	Approval, on an advisory basis, of the compensation of our named executive officers.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	August 2, 2018

*	Print the name and title of each signing officer under his or her signature.